Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
COMMON STOCKS - 100.75%
Communication Services - 7.39%
Alphabet, Inc. - Class A (a) ........................................................................................... 521 $ 78,635
Comcast Corp. - Class A .............................................................................................. 2,537 109,978
Meta Platforms, Inc. - Class A ....................................................................................... 112 54,385
242,998
Consumer Discretionary - 8.66%
Darden Restaurants, Inc. ............................................................................................ 303 50,646
General Motors Co. .................................................................................................... 860 39,001
Home Depot, Inc. ....................................................................................................... 281 107,792
Lennar Corp. - Class A ................................................................................................. 248 42,651
Yum! Brands, Inc. ....................................................................................................... 322 44,645
284,735
Consumer Staples - 4.43%
Keurig Dr Pepper, Inc. ................................................................................................. 1,069 32,786
Philip Morris International, Inc. ..................................................................................... 890 81,542
Target Corp. .............................................................................................................. 176 31,189
145,517
Energy - 5.46%
Baker Hughes Co. ...................................................................................................... 844 28,274
Chevron Corp. ........................................................................................................... 284 44,798
ConocoPhillips ........................................................................................................... 359 45,693
EOG Resources, Inc. ................................................................................................... 252 32,216
Pioneer Natural Resources Co. ..................................................................................... 108 28,350
179,331
Financials - 14.60%
BlackRock, Inc. .......................................................................................................... 72 60,026
Capital One Financial Corp. ......................................................................................... 254 37,818
CME Group, Inc. ......................................................................................................... 286 61,573
Discover Financial Services ......................................................................................... 249 32,641
Intercontinental Exchange, Inc. .................................................................................... 204 28,036
JPMorgan Chase & Co. ................................................................................................ 543 108,763
KKR & Co., Inc. .......................................................................................................... 389 39,126
Marsh & McLennan Cos., Inc. ...................................................................................... 543 111,847
479,830
Health Care - 18.56%
Abbott Laboratories .................................................................................................... 287 32,620
AbbVie, Inc. ............................................................................................................... 352 64,099
CVS Health Corp. ....................................................................................................... 699 55,752
Danaher Corp. ........................................................................................................... 177 44,200
Elevance Health, Inc. .................................................................................................. 70 36,298
Eli Lilly & Co. ............................................................................................................. 133 103,469
Gilead Sciences, Inc. .................................................................................................. 608 44,536
Johnson & Johnson .................................................................................................... 392 62,010
Pfizer, Inc. ................................................................................................................. 1,452 40,293
UnitedHealth Group, Inc. ............................................................................................. 256 126,644
609,921
Industrials - 10.80%
Boeing Co. (a) ............................................................................................................ 145 27,984
Caterpillar, Inc. .......................................................................................................... 173 63,392
CSX Corp. ................................................................................................................. 1,298 48,117
Honeywell International, Inc. ........................................................................................ 144 29,556
L3Harris Technologies, Inc. .......................................................................................... 138 29,408
Lockheed Martin Corp. ............................................................................................... 72 32,751
Northrop Grumman Corp. ............................................................................................ 140 67,012
RTX Corp. ................................................................................................................. 583 56,860
355,080

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
2
Shares Value
Information Technology - 22.69%
Apple, Inc. ................................................................................................................ 358 $ 61,390
Applied Materials, Inc. ................................................................................................ 264 54,445
Broadcom, Inc. .......................................................................................................... 205 271,709
Intel Corp. ................................................................................................................. 1,282 56,626
Microsoft Corp. .......................................................................................................... 717 301,656
745,826
Materials - 3.91%
Celanese Corp. .......................................................................................................... 274 47,090
Linde PLC ................................................................................................................. 106 49,218
LyondellBasell Industries NV - Class A ........................................................................... 315 32,218
128,526
Real Estate - 1.14%
Extra Space Storage, Inc. ............................................................................................ 256 37,632
Utilities - 3.11%
Constellation Energy Corp. ........................................................................................... 330 61,001
Sempra .................................................................................................................... 576 41,374
102,375
TOTAL COMMON STOCKS (Cost $2,686,547) .................................................................. 3,311,771
Contracts
Notional
Amount
PURCHASED OPTIONS - 0.10% (b)
OVER-THE-COUNTER PUT OPTIONS - 0.10%
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America, Expires
5/10/2024, Strike Price $9,500.00 (c) ...................................................................... 315 $ 3,299,569 3,002
TOTAL PURCHASED OPTIONS (Cost $8,820) ................................................................... 3,002
Total Investments (Cost $2,695,367) - 100.85% ........................................................... 3,314,773
Liabilities in Excess of Other Assets - (0.85)% ............................................................... (27,839)
TOTAL NET ASSETS -  100.00% .................................................................................... $ 3,286,934
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
(a) Non-income producing security.
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
3
Security Name
Number of Shares
Notional Amount
% of Total Notional
Amount
Microsoft Corp.
715
$ 300,965
9.12%
Broadcom, Inc.
204
270,582
8.20%
UnitedHealth Group, Inc.
255
126,084
3.82%
Marsh & McLennan Cos., Inc.
540
111,286
3.36%
Comcast Corp.
2,540
110,107
3.34%
JPMorgan Chase & Co.
542
108,482
3.29%
Home Depot, Inc.
281
107,676
3.27%
Eli Lilly & Co.
132
102,360
3.11%
Philip Morris International, Inc.
885
81,103
2.46%
Alphabet, Inc.
520
78,451
2.38%
Northrop Grumman Corp.
140
67,230
2.04%
AbbVie, Inc.
350
63,806
1.93%
Caterpillar, Inc.
172
63,024
1.91%
Johnson & Johnson
390
61,638
1.87%
CME Group, Inc.
285
61,291
1.86%
Apple, Inc.
356
61,101
1.85%
Constellation Energy Corp.
328
60,635
1.84%
BlackRock, Inc.
71
59,579
1.81%
RTX Corp.
581
56,695
1.72%
Intel Corp.
1,283
56,649
1.72%
CVS Health Corp.
699
55,787
1.69%
Meta Platforms, Inc.
112
54,158
1.64%
Applied Materials, Inc.
262
54,091
1.64%
Darden Restaurants, Inc.
302
50,431
1.52%
Linde PLC
106
49,114
1.49%
CSX Corp.
1,293
47,916
1.45%
Celanese Corp.
273
46,995
1.42%
ConocoPhillips
358
45,574
1.38%
Chevron Corp.
283
44,619
1.35%
Yum! Brands, Inc.
320
44,418
1.35%
Gilead Sciences, Inc.
603
44,200
1.34%
Danaher Corp.
176
43,922
1.33%
Lennar Corp.
246
42,307
1.28%
Sempra
573
41,190
1.25%
Pfizer, Inc.
1,441
39,982
1.21%
KKR & Co., Inc.
389
39,134
1.19%
General Motors Co.
858
38,910
1.18%
Capital One Financial Corp.
253
37,629
1.14%
Extra Space Storage, Inc.
256
37,564
1.14%
Elevance Health, Inc.
70
36,324
1.10%
Discover Financial Services
249
32,600
0.99%
Keurig Dr. Pepper, Inc.
1,062
32,580
0.99%
Lockheed Martin Corp.
71
32,487
0.98%
Abbott Laboratories
284
32,333
0.98%
LyondellBasell Industries NV
315
32,213
0.98%
EOG Resources, Inc.
251
32,067
0.97%
Target Corp.
176
31,144
0.94%
Honeywell International, Inc.
143
29,365
0.89%
L3Harris Technologies, Inc.
138
29,351
0.88%
Pioneer Natural Resources Co.
108
28,365
0.86%
Top 50 Holdings
3,215,514
97.45%
Other Securities
84,055
2.55%
Total Underlying Positions
$3,299,569
100.00%
(c) Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2024 are shown below:

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
4
SCHEDULE OF OPTIONS WRITTEN
March 31, 2024 (Unaudited)
  Description Expiration Strike Price Contracts
Notional
Amount Value
Over-the-Counter Call Options
Milliman - Capital Group Income and Growth
Basket, Counterparty: Bank of America (a) ... 5/10/2024 $ 10,350.00 315 $ (3,299,569) $ (76,217)
Over-the-Counter Put Options
Milliman - Capital Group Income and Growth
Basket, Counterparty: Bank of America (a) ... 5/10/2024 8,000.00 315 (3,299,569) (181)
TOTAL OPTIONS WRITTEN (Premiums Received $8,820) $ (76,398)
(a)
Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2024 are shown in the Schedule of Investments.

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Concluded)
March 31, 2024 (Unaudited)
5
Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with
U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”),
various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of
March 31, 2024:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Level 1 Level 2 Level 3 Total
Assets
Common Stocks $ 3,311,771 $ – $ – $ 3,311,771
Purchased Options – 3,002 – 3,002
Total Assets
$ 3,311,771 $ 3,002 $ – $ 3,314,773
Liabilities
Options Written $ – $ 76,398 $ – $ 76,398
Total Liabilities
$ – $ 76,398 $ – $ 76,398